<SEQUENCE>1
<FILENAME>compliance13f_06302011.txt

<PERIOD>	06/30/2011
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, August 10, 2011

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total: 	$59,897 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	022095103	2852	107980	SH		SOLE		107980
American Capital Agency	Corp	COM	02503X105	14837	509671	SH		SOLE		457671
Annaly Capital Management Inc	COM	035710409	4903	271768	SH		SOLE		271768
Anworth Mortgage Asset Corp	COM	037347101	2568	342000	SH		SOLE		342000
Cellcom Israel Ltd		COM	M2196U109	1830	66000	SH		SOLE		66000
Duke Energy Corp		COM	26441C105	2354	125000	SH		SOLE		125000
Enerplus Corp			COM	292766102	1390	43975	SH		SOLE		43975
Energy Transfer Partners LP	COM	29273R109	2275	46550	SH		SOLE		46550
Frontier Communications Corp	COM	35906A108	2733	338600	SH		SOLE		338600
Integrys Energy Group Inc	COM	45822P105	2074	40000	SH		SOLE		40000
Linn Energy Corp		COM	536020100	2508	64200	SH		SOLE		64200
Pengrowth Energy Corp		COM	70706P104	2315	184000	SH		SOLE		184000
Penn Virginia Resource Ptnrs LP	COM	707884102	2494	92580	SH		SOLE		92580
Pepco Holdings Inc		COM	713291102	2964	151000	SH		SOLE		151000
Pitney Bowes Inc		COM	724479100	2207	96000	SH		SOLE		96000
Provident Energy Ltd		COM	74386V100	2602	291375	SH		SOLE		291375
Reynolds American Inc		COM	761713106	2838	76600	SH		SOLE		76600
Regal Entertainment Group	COM	758766109	1	50	SH		SOLE		50
Windstream Corp			COM	97381W104	2775	214107	SH		SOLE		214107
Greif Inc Cl B			COM	397624206	1004	16660	SH		SOLE		16660
Apple Inc			COM	037833100	376	1120	SH		SOLE		1120














